INCOME TAX AND SOCIAL CONTRIBUTION (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax And Social Contribution
Income tax expense – current	R$ (2,077.9)	R$ (1,718.9)	R$ (1,268.6)
Deferred tax expense on temporary differences	279.8	1,012.6	1,072.9
Deferred tax on tax loss carryforward movements in the current period	1,722.6	1,361.9	(440.9)
Total deferred tax (expense)/income	2,002.4	2,374.5	632.0
Total income tax expenses	R$ (75.5)	R$ 655.6	R$ (636.6)